NORTHERN LIGHTS FUND TRUST

January 30, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	13D Activist Fund
Ascendant Deep Value Bond Fund
Ascendant Tactical Yield Fund
Deer Park Total Return Credit Fund
Equinox MutualHedge Futures Strategy Fund
Grant Park Multi Alternative Strategies Fund
Navigator Duration Neutral Bond Fund
Navigator Equity Hedged Fund
Navigator Sentry Managed Volatility Fund
Navigator Tactical Fixed Income Fund
Patriot Balanced Fund
Patriot Fund
Princeton Premium Fund
Probabilities Fund
Sierra Tactical All Asset Fund
Sierra Tactical Core Income Fund

Post-Effective Amendment No. 1149, 1150, 1151, 1152, 1153, 1154, 1155, 1156, & 1157 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of 13D Activist Fund, Ascendant Deep Value Bond Fund, Ascendant Tactical Yield Fund, Deer Park Total Return Credit Fund, Equinox MutualHedge Futures Strategy Fund, Grant Park Multi Alternative Strategies Fund, Navigator Duration Neutral Bond Fund, Navigator Equity Hedged Fund, Navigator Sentry Managed Volatility Fund, Navigator Tactical Fixed Income Fund, Patriot Balanced Fund, Patriot Fund, Princeton Premium Fund, Probabilities Fund, Sierra Tactical All Asset Fund, and Sierra Tactical Core Income Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Ascendant Deep Value Convertibles Fund	1149	0001580642-19-000296	January 24, 2019
Ascendant Tactical Yield Fund	1149	0001580642-19-000296	January 24, 2019
Patriot Balanced Fund	1150	0001580642-19-000299	January 24, 2019
Patriot Fund	1150	0001580642-19-000299	January 24, 2019
13D Activist Fund	1151	0001580642-19-000301	January 24, 2019
Probabilities Fund	1152	0001580642-19-000305	January 24, 2019
Equinox MutualHedge Futures Strategy Fund	1153	0001580642-19-000310	January 24, 2019
Grant Park Multi Alternative Strategies Fund	1154	0001580642-19-000315	January 25, 2019
Deer Park Total Return Credit Fund	1155	0001580642-19-000336	January 25, 2019
Princeton Premium Fund	1156	0001580642-19-000338	January 25, 2019
Navigator Duration Neutral Bond Fund	1157	0001580642-19-000357	January 28, 2019
Navigator Equity Hedged Fund	1157	0001580642-19-000357	January 28, 2019
Navigator Sentry Managed Volatility Fund	1157	0001580642-19-000357	January 28, 2019
Navigator Tactical Fixed Income Fund	1157	0001580642-19-000357	January 28, 2019
Sierra Tactical All Asset Fund	1158	0001580642-19-000375	January 28, 2019
Sierra Tactical Core Income Fund	1158	0001580642-19-000375	January 28, 2019

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary

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